REHABILITATION PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Schedule of changes in the carrying amount of rehabilitation provisions
The changes in the carrying amount of the rehabilitation provisions are as follows:

	For the Years Ended December 31,
	2019	2018
Beginning balance	$66,225	$70,712
Accretion of rehabilitation provisions	730	691
Changes in estimates	4,651	138
Cost of reclamation work performed	(3,171)	(5,316)
Balance at the end of the period	$68,435	$66,225

Current portion	$5,826	$7,665
Long term portion	62,609	58,560
Total	$68,435	$66,225